Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income Taxes [Abstract]
Summary of reconciles the statutory rates to the Company's effective tax rate

	For the Years Ended
	March 31, 2018	March 31, 2017	March 31, 2016
Statutory rates in Cayman Islands and BVI	0.0%	0.0%	0.0%
Statutory rates in Hong Kong	15.0%	0.0%	0.0%
Statutory rates in PRC	25.0%	25.0%	25.0%
Foreign earned income not subject to taxes in the Cayman Island	-40.0%	-25.0%	-25.0%
Additional accruals in the PRC	83.5%	12.0%	21.0%
Effect of valuation allowance	0.0%	8.2%	0.0%
Effective income tax rate	83.5%	20.2%	21.0%

Schedule of income tax expenses benefits

	For the Years Ended
	March 31, 2018	March 31, 2017	March 31, 2016
Income (loss) before taxes:
Cayman Islands	$(1,550,037)	$(119,790)	(39,223)
BVI	-	(46,630)	(5,213)
Hong Kong	63,343	(4,229)	(3,558)
PRC	2,245,611	2,348,948	865,663
Total income (loss) before taxes	758,917	2,178,299	817,669

Provision for taxes (benefits):
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	633,614	464,327	164,817
Provision for income taxes (benefits)	633,614	464,327	164,817

Deferred tax assets:
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	179,665	-	66,934
Less: Valuation allowance	(179,665)	-	(66,527)
Currency Effect	-	-	(407)
Deferred tax assets, net	-	-	-

Total provision for taxes	$633,614	$464,327	164,817
Effective tax rate	83.5%	21.3%	20.2%